Advances to suppliers (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Advances to suppliers
Advances to suppliers	$ 14,596,906	$ 15,813,997
Allowance for doubtful accounts	(1,517,017)	(1,426,769)
Including:
Advances to suppliers, net	13,079,889	14,387,228
Advances to suppliers, current	$ 13,079,889	$ 14,387,228